Nature of Operations and Summary of Significant Accounting Policies (Detail 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Change in Accounting Estimate [Line Items]
Net income	$ 290,000	$ 938,000
Net income per share (in dollars per share)	$ 0.15	$ 0.49
Change in New York State Tax Law
Change in Accounting Estimate [Line Items]
Income from continuing operations		$ 627,000
Net income		$ 464,000
Net income per share (in dollars per share)		$ 0.24